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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-02735
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                                Elfun Tax-Exempt Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/09
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS



                          Elfun Tax-Exempt Income Fund

   Schedule of Investments (dollars in thousands) - March 31, 2009 (unaudited)

                                                                                               Principal               Value
                                                                                                Amount
Municipal Bonds - 97.7%
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 2.0%
Alabama Public School & College Authority
5.75%                                                                08/01/13                   $ 5,000              $ 5,143
Alabama Water Pollution Control Authority (AMBAC Insured)
4.75%                                                                08/15/21                     5,000                4,995 (h)
City of Birmingham
5.25%                                                                05/01/17                     3,395                3,630
5.25%                                                                06/01/24                     2,240                2,280 (g)
East Alabama Health Care Authority
5.00%                                                                09/01/33                     5,500                5,371
Montgomery BMC Special Care Facilities Financing
Authority (MBIA Insured)
5.00%                                                                11/15/20                     8,375                9,377 (g,h)
Montgomery Medical Clinic Board
5.25%                                                                03/01/31 - 03/01/36          3,000                2,112
                                                                                                                      32,908

Alaska - 0.2%
City of Anchorage
6.50%                                                                12/01/10                     2,825                3,054

Arizona - 2.8%
Arizona Health Facilities Authority
5.38%                                                                01/01/32                     3,000                2,707
Arizona State Transportation Board
5.00%                                                                07/01/19                     5,345                5,951
Arizona State University (FSA Insured)
5.25%                                                                07/01/15                     5,000                5,505 (h)
City of Phoenix
5.00%                                                                07/01/19                     5,000                5,514
Glendale Western Loop 101 Public Facilites Corp.
6.25%                                                                07/01/38                    10,000               10,154
Maricopa County Industrial Development Authority
5.50%                                                                07/01/26                     7,500                6,844
Maricopa County Stadium District (AMBAC Insured)
5.38%                                                                06/01/16                     2,145                2,304 (h)
Phoenix Civic Improvement Corp. (FGIC Insured)
5.50%                                                                07/01/23 - 07/01/24          7,260                8,278 (h)
                                                                                                                      47,257

California - 6.9%
Abag Finance Authority for Nonprofit Corps
5.00%                                                                12/01/37                     7,940                5,971
Bay Area Toll Authority
5.00%                                                                04/01/31                    10,000                9,638
California Educational Facilities Authority
5.00%                                                                10/01/39                     7,000                6,818
5.25%                                                                10/01/39                     5,000                5,030
California Health Facilities Financing Authority
5.25%                                                                11/15/46                    10,000                8,463
6.50%                                                                10/01/33                     3,500                3,672
Chino Basin Regional Financing Authority (AMBAC Insured)
5.00%                                                                11/01/38                     4,000                3,698 (h)
Coast Community College District (FSA Insured)
5.58%                                                                08/01/33                     8,750                6,408 (b,h)
Foothill-De Anza Community College District (AMBAC Insured)
4.50%                                                                08/01/31                     5,000                4,407 (h)
Los Angeles Department of Water & Power (AMBAC Insured)
5.00%                                                                07/01/32                     5,000                4,846 (h)
Metropolitan Water District of Southern California
5.00%                                                                07/01/35                     5,000                4,857
San Diego Unified School District (FSA Insured)
5.25%                                                                07/01/17 - 07/01/19          8,795                9,835 (h)
San Francisco Bay Area Transit Financing Authority
5.00%                                                                08/01/27                     5,000                5,161
San Francisco City & County Airports Commission
5.25%                                                                05/01/26                     3,000                2,918
State of California
5.00%                                                                03/01/32                    15,000               13,182
5.75%                                                                04/01/31                    10,000                9,831
6.00%                                                                04/01/38                     5,000                4,986
University of California (AMBAC Insured)
5.00%                                                                05/15/34                     3,775                4,246 (g,h)
5.00%                                                                05/15/34                     2,225                1,793 (h)
                                                                                                                     115,760

Colorado - 1.4%
Colorado Health Facilities Authority
5.25%                                                                11/15/27                     6,465                5,774
Colorado Water Resources & Power Development Authority
5.25%                                                                09/01/17 - 09/01/18          5,880                6,294
E-470 Public Highway Authority
5.75%                                                                09/01/35                     4,000                4,251 (g)
University of Colorado Hospital Authority
5.25%                                                                11/15/39                     9,000                6,877
                                                                                                                      23,196

Connecticut - 2.2%
Connecticut State Health & Educational Facility Authority
3.50%                                                                11/15/29                     2,000                1,967
5.00%                                                                07/01/42                    10,000               10,108
Mashantucket Western Pequot Tribe
5.70%                                                                09/01/12                     2,500                2,201 (a)
5.75%                                                                09/01/18                     9,500                6,572 (a)
6.50%                                                                09/01/31                     5,000                2,920 (a)
South Central Regional Water Authority (MBIA Insured)
5.00%                                                                08/01/27                     3,000                3,042 (h)
State of Connecticut
5.00%                                                                11/01/26                    10,000               10,291
                                                                                                                      37,101

Delaware - 0.6%
County of New Castle
5.00%                                                                07/15/33 - 07/15/39         10,000               10,118


District Of Columbia - 1.7%
District of Columbia
5.50%                                                                04/01/36                    15,000               14,370
5.75%                                                                09/15/20                     5,000                5,088
District of Columbia Water & Sewer Authority
5.25%                                                                10/01/29                     5,000                5,045
Metropolitan Washington Airports Authority
5.00%                                                                10/01/29                     3,880                3,792
                                                                                                                      28,295

Florida - 3.8%
Brevard County Health Facilities Authority
5.00%                                                                04/01/34                     4,500                3,208
City of Tampa FL
5.00%                                                                10/01/26                     5,000                5,040
County of Seminole
5.00%                                                                10/01/25                     8,195                8,272
Florida State Board of Education
4.50%                                                                06/01/21                     5,000                5,002
5.38%                                                                06/01/16                     7,000                7,583
Hillsborough County Industrial Development Authority
5.00%                                                                10/01/18                     5,000                4,470
5.25%                                                                10/01/15 - 10/01/24         10,630                9,495
Jacksonville Econonomic Development Commission
5.50%                                                                11/15/36                     5,000                4,821
North Broward Hospital District
5.70%                                                                01/15/16                     1,915                2,087 (g)
Orlando Utilities Commission
5.00%                                                                10/01/19                     3,000                3,213
South Miami Health Facilities Authority
5.25%                                                                11/15/33                     6,380                7,191 (g)
Tampa Bay Water Regional Water Supply Authority
5.00%                                                                10/01/38                     3,000                2,906
                                                                                                                      63,288

Georgia - 6.8%
Athens-Clarke County
5.50%                                                                01/01/38                     7,000                7,148
Athens-Clarke County Unified Government
Development Authority
6.18%                                                                06/15/31                     6,050                4,096 (b)
City of Atlanta (FSA Insured)
5.25%                                                                01/01/33                     4,000                4,042 (h)
5.75%                                                                11/01/27                     5,000                5,659 (h)
City of Augusta (FSA Insured)
5.25%                                                                10/01/34                     8,500                8,568 (h)
County of Fulton GA (FGIC Insured)
5.00%                                                                01/01/30                     5,000                4,942 (h)
5.25%                                                                01/01/35                     5,500                5,511 (h)
De Kalb County (FSA Insured)
5.25%                                                                10/01/32                    15,000               15,903 (h)
De Kalb County Ga
5.00%                                                                10/01/28                     6,500                6,710 (g)
DeKalb Newton & Gwinnett Counties Joint
Development Authority
6.00%                                                                07/01/34                    10,000                9,537
Fayette County School District (FSA Insured)
4.65%                                                                03/01/22                     2,520                2,371 (b,h)
4.87%                                                                03/01/23                     2,290                2,133 (b,h)
Henry County Hospital Authority
5.00%                                                                07/01/24                     1,865                1,866
Marietta Development Authority
5.00%                                                                09/15/29                     2,365                1,711
Municipal Electric Authority of Georgia
5.00%                                                                01/01/14                     2,000                2,146
5.25%                                                                01/01/19                     2,490                2,654
Private Colleges & Universities Authority
5.25%                                                                06/01/18 - 06/01/20          5,250                5,590
6.00%                                                                06/01/21                     2,410                2,005
Private Colleges & Universities Authority (MBIA Insured)
6.50%                                                                11/01/15                     4,010                4,727 (f,h)
South Regional Joint Development Authority
4.50%                                                                08/01/39                     2,650                2,108
State of Georgia
4.50%                                                                01/01/29                     4,500                4,448
5.00%                                                                08/01/22 - 01/01/26          9,250               10,018
                                                                                                                     113,893

Hawaii - 0.6%
City & County of Honolulu
6.00%                                                                01/01/12                     1,265                1,408
City & County of Honolulu HI
6.00%                                                                01/01/12                       735                  829 (f)
State of Hawaii (FSA Insured)
5.75%                                                                02/01/14                     6,500                7,512 (h)
                                                                                                                       9,749

Idaho - 1.8%
Idaho Health Facilities Authority
6.75%                                                                11/01/37                     4,000                4,104
Idaho Housing & Finance Assoc.
5.00%                                                                07/15/17 - 07/15/24         23,925               25,541
                                                                                                                      29,645

Illinois - 2.4%
County of Cook IL (AMBAC Insured)
5.50%                                                                11/15/26                    10,000               11,471 (g,h)
Illinois Finance Authority
5.50%                                                                08/15/43                     5,000                5,820 (g)
Illinois Health Facilities Authority
6.13%                                                                11/15/22                     3,500                3,790 (g)
Metropolitan Pier & Exposition Authority
4.62%                                                                06/15/22                     4,505                3,283 (b)
3.95%                                                                06/15/19                     4,000                3,724 (b)
Southwestern Illinois Development Authority (MBIA Insured)
5.00%                                                                10/01/21                     4,000                4,225 (h)
University of Illinois (FGIC Insured)
5.25%                                                                04/01/32                     5,960                6,451 (g,h)
University of Illinois (MBIA Insured)
5.25%                                                                04/01/32                     2,540                2,547 (h)
                                                                                                                      41,311

Indiana - 1.1%
Delaware County Hospital Authority
5.25%                                                                08/01/36                     3,250                2,157
Indiana Health & Educational Facilities Financing Authority
5.25%                                                                02/15/40                    10,000                7,538
Indiana Health Facility Financing Authority (AMBAC Insured)
5.38%                                                                03/01/34                     5,500                4,535 (h)
Merrillville Multi School Building Corp.
5.25%                                                                07/15/28                     5,000                5,066
                                                                                                                      19,296

Kansas - 0.3%
University of Kansas Hospital Authority
5.63%                                                                09/01/32                     4,150                4,692 (g)

Kentucky - 2.7%
Kentucky State Property & Buildings Commission
5.25%                                                                02/01/27 - 02/01/29         19,745               20,219
Kentucky Turnpike Authority (AMBAC Insured)
5.00%                                                                07/01/26                     5,000                5,122 (h)
Louisville & Jefferson County Metropolitan Government
5.25%                                                                10/01/36                    19,000               14,684
University Of Kentucky (FGIC Insured)
5.25%                                                                05/01/20                     4,545                4,772 (g,h)
                                                                                                                      44,797

Louisiana - 1.4%
Louisiana Public Facilities Authority
5.25%                                                                07/01/33                    10,925               10,310
Louisiana Public Facilities Authority (MBIA Insured)
5.38%                                                                05/15/16                     7,870                8,981 (g,h)
Parish of St. John Baptist
5.13%                                                                06/01/37                     5,550                3,910
                                                                                                                      23,201

Maine - 0.6%
Maine Health & Higher Educational Facilities Authority
5.13%                                                                07/01/31                     5,000                5,000
Maine Health & Higher Educational Facilities
Authority (FSA Insured)
5.50%                                                                07/01/23                        55                   55 (h)
Maine Municipal Bond Bank
5.50%                                                                11/01/21                     3,325                3,708 (g)
Maine Turnpike Authority
6.00%                                                                07/01/34                     1,250                1,329
                                                                                                                      10,092

Maryland - 3.8%
County of Montgomery MD
5.00%                                                                05/01/20                     7,710                8,586
County of Prince Georges
5.00%                                                                10/01/22                     6,820                7,790 (g)
Maryland Health & Higher Educational Facilities Authority
5.00%                                                                07/01/32                    10,000               10,035
5.13%                                                                11/15/34                     7,200                8,204 (g)
5.25%                                                                05/15/46                     4,000                3,194
5.50%                                                                01/01/28                     7,500                6,158
University System of Maryland
5.25%                                                                04/01/17                     5,655                6,314 (g)
5.25%                                                                04/01/17                     4,380                4,647
Washington Suburban Sanitation District
4.50%                                                                06/01/26                     8,470                8,571
                                                                                                                      63,499

Massachusetts - 3.1%
Massachusetts Health & Educational Facilities Authority
5.00%                                                                07/15/35                     7,000                7,086
5.38%                                                                08/15/38                     2,000                2,033
5.50%                                                                11/15/36                     4,000                4,242
Massachusetts State Turnpike Authority
5.13%                                                                01/01/23  - 01/01/37        20,500               17,990
Massachusetts Water Resources Authority
5.00%                                                                08/01/39                     4,000                3,932
6.50%                                                                07/15/19                    14,125               17,314 (f)
                                                                                                                      52,597

Michigan - 2.6%
Detroit MI
5.00%                                                                07/01/27                     7,145                6,944
Detroit MI (FSA Insured)
5.25%                                                                07/01/21 - 07/01/22          4,545                4,596 (h)
Detroit MI (MBIA Insured)
5.00%                                                                07/01/33                     5,000                4,136 (h)
Grand Rapids MI (FGIC Insured)
5.25%                                                                01/01/17                     3,000                3,109 (h)
Michigan Municipal Bond Authority
5.25%                                                                10/01/17                     6,465                6,944
Michigan State Hospital Finance Authority
5.38%                                                                12/01/30                     2,000                1,868
State of Michigan
5.00%                                                                11/01/26                     4,000                4,029
5.50%                                                                11/01/18                     6,000                6,895
State of Michigan (FSA Insured)
5.25%                                                                09/15/27                     5,000                4,942 (h)
                                                                                                                      43,463

Minnesota - 0.4%
State of Minnesota
5.00%                                                                08/01/12                     5,670                6,347

Mississippi - 0.4%
State of Mississippi
5.50%                                                                09/01/14                     7,500                8,624

Missouri - 0.8%
Missouri Joint Municipal Electric Utility Commission
5.75%                                                                01/01/29                     4,500                4,458
Missouri State Environmental Improvement &
Energy Resources Authority
5.00%                                                                01/01/24                     5,000                5,210
Missouri State Health & Educational Facilities Authority
5.50%                                                                11/15/39                     5,000                4,503
                                                                                                                      14,171

Nebraska - 0.4%
Nebraska Public Power District
5.00%                                                                01/01/38                     2,500                2,341
Omaha Public Power District
5.00%                                                                02/01/39                     5,000                4,871
                                                                                                                       7,212

Nevada - 1.0%
County of Clark
5.50%                                                                07/01/20                     7,565                8,029 (g)
County of Clark (MBIA Insured)
5.50%                                                                07/01/30                     6,500                6,899 (g,h)
Las Vegas Special Improvement District No 707 (FSA Insured)
5.55%                                                                06/01/16                     1,750                1,776 (h)
                                                                                                                      16,704

New Jersey - 8.8%
Cape May County Municipal Utilities Authority (FSA Insured)
5.75%                                                                01/01/15 - 01/01/16          8,500                9,930 (h)
Essex County Improvement Authority (FSA Insured)
5.25%                                                                12/15/17                     9,765               10,627 (h)
5.25%                                                                12/15/17                       235                  272 (g,h)
New Jersey Economic Development Authority
5.75%                                                                06/15/29                     3,000                2,229
New Jersey Environmental Infrastructure Trust
5.25%                                                                09/01/21                     2,965                3,403
New Jersey Sports & Exposition Authority
4.50%                                                                09/01/24                     5,000                4,870
New Jersey State Educational Facilities Authority
4.50%                                                                07/01/38                     9,000                8,403
5.25%                                                                07/01/32                     2,625                2,982 (g)
New Jersey State Turnpike Authority (AMBAC Insured)
6.50%                                                                01/01/16                    42,050               49,379 (f,h)
6.50%                                                                01/01/16                     7,910                9,264 (h)
New Jersey Transportation Trust Fund Authority
5.50%                                                                06/15/19 - 06/15/24         31,280               36,147 (g)
New Jersey Transportation Trust Fund Authority (FSA Insured)
5.75%                                                                12/15/14                     1,390                1,565 (h)
5.75%                                                                12/15/14                     4,610                5,512 (f,h)
Rutgers State University
5.00%                                                                05/01/39                     4,500                4,479
                                                                                                                     149,062

New Mexico - 1.5%
New Mexico Finance Authority
5.00%                                                                12/15/26                    14,000               14,405
New Mexico Hospital Equipment Loan Council
5.50%                                                                08/01/25 - 08/01/30         10,750               11,831 (g)
                                                                                                                      26,236

New York - 8.1%
Albany Industrial Development Agency
5.25%                                                                11/15/27 - 11/15/32          6,500                5,090
City of New York
5.25%                                                                08/01/13                         5                    5
Long Island Power Authority
5.75%                                                                04/01/39                     2,000                2,004
6.00%                                                                05/01/33                     7,500                7,746
New York City Industrial Development Agency
5.00%                                                                03/01/36                     4,000                3,149
New York City Industrial Development Agency (AMBAC Insured)
5.00%                                                                01/01/36                     3,000                2,439 (h)
New York City Industrial Development Agency (FGIC Insured)
5.00%                                                                03/01/46                     6,000                4,527 (h)
New York City Municipal Water Finance Authority
4.50%                                                                06/15/38                     5,000                4,327
5.00%                                                                06/15/37                     5,000                4,845
New York City Transitional Finance Authority
5.30%                                                                11/15/09                     1,000                1,030 (f)
5.50%                                                                11/15/11 - 07/15/31         11,250               11,315
5.50%                                                                11/01/19 - 05/01/25          5,000                5,321 (g)
6.00%                                                                11/15/19                     3,750                4,019 (g)
New York State Dormitory Authority
4.50%                                                                07/01/35                    10,000                8,739
5.00%                                                                12/15/19 - 07/01/36         16,710               16,445
5.25%                                                                11/15/23                    10,400               10,980
5.38%                                                                07/01/20                     3,695                4,188 (g)
5.75%                                                                07/01/39                     4,000                3,001 (b)
6.50%                                                                08/15/10 - 12/01/21          7,990                7,597
6.50%                                                                08/15/10                         5                    5 (f)
7.00%                                                                07/01/09                     1,040                1,057 (f)
New York State Dormitory Authority (FSA Insured)
5.00%                                                                08/15/36                     5,000                4,642 (h)
New York State Urban Development Corp.
5.50%                                                                07/01/16 - 01/01/19         14,015               14,636
Triborough Bridge & Tunnel Authority
5.00%                                                                11/15/26                    10,000               10,198
                                                                                                                     137,305

North Carolina - 2.1%
Cary NC
5.00%                                                                03/01/21                     2,400                2,516
City of Charlotte
5.00%                                                                07/01/24 - 07/01/38         16,460               16,646
City of Charlotte NC
5.00%                                                                07/01/15 - 07/01/16          9,120                9,959
City of Greensboro
5.25%                                                                06/01/23                     3,185                3,594
University of North Carolina System
5.00%                                                                10/01/18                     2,750                3,014
                                                                                                                      35,729

Ohio - 4.3%
American Municipal Power-Ohio Inc.
5.00%                                                                02/15/38                     8,000                7,316
City of Columbus OH
4.50%                                                                06/01/32                       850                  782
4.75%                                                                06/01/31                     5,000                4,919
County of Cuyahoga
6.00%                                                                01/01/32                    10,000               10,216
County of Franklin
5.00%                                                                05/15/21                     2,685                2,685
5.25%                                                                05/15/24                     1,400                1,400
County of Hamilton
5.00%                                                                12/01/19                     4,250                4,475
County of Hamilton (AMBAC Insured)
5.25%                                                                12/01/32                     1,520                1,441 (h)
5.25%                                                                12/01/32                     5,980                6,398 (g,h)
Cuyahoga Community College District
5.00%                                                                08/01/26 - 08/01/27          3,000                2,986
Ohio St Higher Educational Facility Commission
5.20%                                                                11/01/26                     9,450               10,534 (g)
6.25%                                                                05/01/38                     5,000                5,064
Ohio State University
5.25%                                                                12/01/11                     3,150                3,459
Ohio State Water Development Authority
5.50%                                                                12/01/20                     5,000                5,754 (g)
State of Ohio
5.00%                                                                11/01/32                     3,600                3,536
Steubenville Oh
6.38%                                                                10/01/20                     1,660                1,797 (g)
                                                                                                                      72,762

Oklahoma - 1.1%
Claremore Public Works Authority (FSA Insured)
5.25%                                                                06/01/34                     6,315                7,360 (g,h)
Oklahoma Turnpike Authority (AMBAC Insured)
5.25%                                                                01/01/15                     8,005                8,645 (h)
5.25%                                                                01/01/15                     1,120                1,241 (g,h)
Tulsa Industrial Authority
5.00%                                                                10/01/22                     2,000                2,001
                                                                                                                      19,247

Pennsylvania - 4.0%
Allegheny County Hospital Development Authority
5.00%                                                                11/15/28                    16,000                9,251
Montgomery County Higher Education & Health
Authority (AMBAC Insured)
5.00%                                                                10/01/09                     2,405                2,409 (h)
5.10%                                                                10/01/10                     2,670                2,675 (h)
Northampton County General Purpose Authority
5.50%                                                                08/15/35                     4,000                3,286
Pennsylvania Higher Educational Facilties Authority
5.50%                                                                08/15/18                     1,000                1,061
6.00%                                                                05/01/30                     5,000                5,088
Pennsylvania Industrial Development Authority (AMBAC Insured)
5.50%                                                                07/01/17                     3,100                3,272 (h)
Pennsylvania Turnpike Commission (AMBAC Insured)
5.00%                                                                12/01/23                       460                  465 (h)
5.00%                                                                12/01/23                     2,875                2,919 (f,h)
5.25%                                                                12/01/32                    14,220               14,337 (h)
Philadelphia Authority for Industrial Development
5.25%                                                                09/01/36                     1,750                1,180
Pittsburgh Public Parking Authority (AMBAC Insured)
5.35%                                                                12/01/10                       520                  550 (g,h)
5.45%                                                                12/01/11                       440                  466 (g,h)
5.55%                                                                12/01/12                     1,015                1,075 (g,h)
5.60%                                                                12/01/13                     1,125                1,192 (g,h)
5.70%                                                                12/01/14                     1,245                1,321 (g,h)
5.75%                                                                12/01/15 - 12/01/16          2,330                2,473 (g,h)
Southcentral General Authority
5.38%                                                                05/15/28                     4,100                4,500 (g)
5.38%                                                                05/15/28                       900                  955 (f)
State Public School Building Authority (FSA Insured)
5.25%                                                                06/01/27                     8,000                9,101 (g,h)
                                                                                                                      67,576

Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp.
6.25%                                                                09/15/34                     1,300                1,315
6.50%                                                                09/15/28                     2,000                2,116
Rhode Island Health & Educational Building Corp. (FSA Insured)
4.75%                                                                05/15/29                     2,200                2,082 (h)
                                                                                                                       5,513

South Carolina - 6.6%
Beaufort County SC
5.50%                                                                06/01/17 - 06/01/18          4,150                4,506
Berkeley County School District
5.25%                                                                12/01/24                    15,000               15,091
Charleston Educational Excellence Finance Corp.
5.25%                                                                12/01/27 - 12/01/30         21,850               21,522
City of Greenville
5.13%                                                                02/01/22                     5,195                5,368
Greenville County School District
5.25%                                                                12/01/21                     2,000                2,087
5.50%                                                                12/01/28                    16,725               19,375 (g)
Lexington County SC
5.50%                                                                11/01/13                     5,000                5,266
South Carolina Educational Facilities Authority
5.00%                                                                10/01/38                     8,150                7,706
South Carolina State Public Service Authority
5.50%                                                                01/01/38                     7,500                7,658
South Carolina State Public Service Authority (FSA Insured)
5.13%                                                                01/01/32                    17,000               17,074 (h)
5.50%                                                                01/01/36                     5,000                5,576 (g,h)
                                                                                                                     111,229

Tennessee - 0.7%
Johnson City Health & Educational Facilities Board
5.50%                                                                07/01/36                     5,000                3,691
Knox County Health Educational & Housing Facilities Board
5.25%                                                                04/01/36                    10,000                7,402
                                                                                                                      11,093

Texas - 4.7%
City of Austin (AMBAC Insured)
5.50%                                                                11/15/16                     5,450                6,412 (h)
City of Houston (AMBAC Insured)
5.75%                                                                12/01/14                     5,000                5,722 (g,h)
City of Houston (FSA Insured)
5.25%                                                                05/15/22                    16,000               16,454 (h)
City of Plano TX
4.88%                                                                09/01/19                     1,500                1,527 (g)
McKinney Independent School District
5.25%                                                                02/15/20                     2,000                2,190
North Central Texas Health Facility Development Corp.
5.13%                                                                05/15/22                     4,500                4,344
North Texas Tollway Authority
5.63%                                                                01/01/33                     1,500                1,435
5.75%                                                                01/01/38 - 01/01/40         20,000               18,513
San Antonio Independent School District
5.38%                                                                08/15/19 - 08/15/20          6,250                6,894 (g)
Texas Municipal Gas Acquisition & Supply Corp. II
1.04%                                                                09/15/17                    18,500               15,132 (d)
                                                                                                                      78,623

Utah - 0.4%
City of Salt Lake City UT
5.13%                                                                06/15/19                     3,715                3,940
Murray UT
4.75%                                                                05/15/20                     2,285                2,286 (f)
                                                                                                                       6,226

Vermont - 0.4%
University of Vermont & State Agricultural
College (AMBAC Insured)
5.13%                                                                10/01/27                     1,000                1,129 (g,h)
Vermont Educational & Health Buildings Financing Agency
5.00%                                                                10/31/46                     5,700                5,343
                                                                                                                       6,472

Virginia - 0.9%
Chesterfield County Industrial Development Authority
5.88%                                                                06/01/17                     3,000                3,100
City of Norfolk VA
5.88%                                                                11/01/20                     1,920                1,920
Virginia College Building Authority
4.38%                                                                02/01/28                       845                  816
Virginia Commonwealth Transportation Board
5.75%                                                                05/15/21                     1,945                1,976 (g)
Virginia Resources Authority
5.25%                                                                11/01/38                     7,720                7,853
                                                                                                                      15,665

Washington - 1.3%
Central Puget Sound Regional Transportation Authority
5.00%                                                                11/01/36                    10,000                9,838
County of King
5.50%                                                                12/01/13                     5,120                5,989 (f)
5.50%                                                                12/01/13                     4,880                5,604
                                                                                                                      21,431

West Virginia - 0.2%
West Virginia Housing Development Fund
5.30%                                                                05/01/24                     3,480                3,497

Wisconsin - 0.5%
State of Wisconsin
5.30%                                                                07/01/18                     5,800                6,145 (g)
State of Wisconsin (AMBAC Insured)
5.75%                                                                07/01/14                     2,990                3,313 (h)
                                                                                                                       9,458

Total Bonds and Notes                                                                                              1,647,394
(Cost $1,654,642)

-----------------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                                      240 (e)
(Cost $462)

Total Investment in Securities                                                                                     1,647,634
(Cost $1,655,104)


------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 2.2%
------------------------------------------------------------------------------------------------------------------------------------

Time Deposit  - 2.2%
State Street Corp.
0.01%                                                                04/01/09                    37,628               37,629 (c)
(Cost $37,629)

Total Investments                                                                                                  1,685,263
(Cost $1,692,733)

Other Assets and Liabilities, net - 0.1%                                                                               1,833


                                                                                                                  -----------
NET ASSETS - 100.0%                                                                                               $1,687,096
                                                                                                                  ============


            Notes to Schedules of Investments (dollars in thousands)
                           March 31, 2009 (unaudited)
--------------------------------------------------------------------------------


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to $11,693 or 0.69% Elfun Tax-Exempt Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b)      Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) Variable or floating rate security. The stated rate represents the rate at March 31, 2009.

(e) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(f) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds

(g) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(h) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of March 31, 2009 (as a percentage of net assets) as follows:

         AMBAC             10.43%

         FSA               10.05%







      + Percentages are based on net assets as of March 31, 2009.

     *  Less than 0.1%

     ** Amount is less than $500



            Abbreviations:

AMBAC       AMBAC Indemnity Corporation
FGIC        Financial Guaranty Insurance Corporation
FSA         Financial Security Assurance



Fair Value Disclosure


The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


Elfun Tax-Exempt Income Fund


		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$-            $1,685,263      $-            $1,685,263
Other Financial
   Instruments  $-            $-	      $-	    $-

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$-       	$-
   Accrued discounts/premiums		$-      	$-
   Realized gain (loss)			$-      	$-
   Change in unrealized appreciation
                         (depreciation)	$-       	$-
   Net purchases (sales)		$-      	$-
   Net transfers in and out of Level 3  $-      	$-
Balance at 3/31/09			$-      	$-


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax-Exempt Income Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 26, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 26, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  May 26, 2009